Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Lubricants	$ 6,275	$ 6,478
European Union Allowances (EUA) (1)	4,363	201
Bunkers	957	3,139
Other	324	355
Inventories	$ 11,919	$ 10,173